Notes Related to the Consolidated Statement of Income (Loss) - Summary of Financial Income and Expense (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of finance income expense [line items]
Interest expense on finance leases	€ (8)	€ (4)	€ (5)
Interest expense related to borrowings	(7)
Interest expense on repayable loan			(25)
Other finance expenses	(3,168)	(66)	(34)
Total finance expense	(3,183)	(70)	(64)
Income from short term deposits	405	545	523
Other finance income	134	13	108
Total finance income	539	558	631
Total	€ (2,644)	€ 488	€ 567